Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Balance Sheets and Income Operations of Discontinued Operations

The following table presents the carrying values of the assets and liabilities of our discontinued operations at March 31, 2021 and December 31, 2020, respectively:

	March 31, 2021	December 31, 2020

Assets
Current assets:
Accounts receivable, net	$413,962	$220,964
Inventory	779,918	559,737
Prepaid expenses and other current assets	160,666	261,980
Total current assets	1,354,546	1,042,680
Total assets	$1,354,546	$1,042,680

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$589,363	$487,454
Total current liabilities	$589,363	$487,454

The following table presents the summary results of operations of our discontinued operations for the three months ended March 31, 2021 and 2020, respectively:

	For the Three Months Ended March 31,
	2021	2020
Revenues, net	$697,883	$1,713,764
Cost of revenues	490,195	1,054,693
Gross profit	207,688	659,071

Operating expenses:
Selling, general and administrative	286,602	903,764
Operating income	78,914	(244,693)

Other (expense) income:
Gain on divestiture	-	4,911,760
Total other (expense) income	-	4,911,760
(Loss) income before income taxes	78,914	4,667,067
Income tax expense	-	-
Net (loss) income	$78,914	$4,667,067

The following table presents the carrying values of the assets and liabilities of our discontinued operations at December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019

Assets
Current assets:
Cash and cash equivalents	$43,405	$178,485
Accounts receivable, net	237,093	803,316
Inventory	77,710	126,739
Prepaid expenses and other current assets	42,104	31,667
Income tax receivable	120,211	147,889
Total current assets	520,523	1,288,096
Property and equipment, net	28,504	56,049
Total assets	$549,027	$1,344,145

Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$677,326	$1,382,055
Accrued expenses and other current liabilities	73,615	109,607
Line of credit	-	-
Notes payable, current	-	-
Due to related party	-	-
Total current liabilities	$750,941	$1,491,662

The following table presents the summary results of operations of our discontinued operations for the years ended December 31, 2020 and 2019, respectively:

	For the Twelve Months Ended December 31,
	2020	2019
Revenues, net	$2,727,346	$7,105,630
Cost of revenues	2,145,989	5,289,781
Gross profit	581,357	1,815,849

Operating expenses:
Selling, general and administrative	1,211,050	1,824,645
Operating income	(629,693)	(8,796)

Other (expense) income:
Interest income	1	985
Total other (expense) income	1	985
Loss before income taxes	(629,692)	(7,811)
Income tax expense	(12,940)	(2,826)
Net (loss) income	$(642,632)	$(10,637)